Global X Funds
605 Third Avenue, 43rd Fl
New York, NY 10158

September 23, 2025

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of Global X Funds (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and statements of additional information for the series of Global X Funds contained in Post-Effective Amendment No. 834 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), filed on September 17, 2025 and effective September 17, 2025, which would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from the prospectuses and statements of additional information contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on September 17, 2025, accession number 0001432353-25-000513.
Please do not hesitate to call me at (646) 214-6522 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Margaret Mo
Margaret Mo
Associate General Counsel